                     SUPPLEMENT DATED APRIL 29, 2005 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED DECEMBER 30, 2004
                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005

     The Prospectus is hereby supplemented as follows:

          (1) Effective June 1, 2005, the section of the Prospectus entitled, "FEES AND EXPENSES OF THE FUND," footnote (1) is deleted in its entirety and replaced with the following:

               (1) Reduced for purchases of $100,000 and over. See "Purchase of Shares--Class A Shares."

          (2) Effective June 1, 2005, the section of the Prospectus entitled, "FEES AND EXPENSES OF THE FUND," footnote (3) is deleted in its entirety and replaced with the following:

               (3) The maximum deferred sales charge is 4.00% in the first and second year after purchase and declines thereafter as follows:
                    Year 1--4.00%
                    Year 2--4.00%
                    Year 3--3.00%
                    Year 4--2.50%
                    Year 5--1.50%
                    After--None
          See "Purchase of Shares--Class B Shares."

          (3) Effective June 1, 2005, the tables in the section of the Prospectus entitled "FEES AND EXPENSES OF THE FUND--EXAMPLE" are deleted in their entirety and replaced with the following:

                       ONE    THREE    FIVE     TEN
                       YEAR   YEARS   YEARS    YEARS
                       ----   -----   ------   ------
Class A Shares.......  $562   $745    $  945   $1,519
Class B Shares.......  $567   $817    $1,042   $1,743*
Class C Shares.......  $267   $517    $  892   $1,944

          You would pay the following expenses if you did not redeem your shares:

                       ONE    THREE   FIVE     TEN
                       YEAR   YEARS   YEARS   YEARS
                       ----   -----   -----   ------
Class A Shares.......  $562   $745    $945    $1,519
Class B Shares.......  $167   $517    $892    $1,743*
Class C Shares.......  $167   $517    $892    $1,944

---------------

      * Based on conversion to Class A Shares eight years after the end of the calendar month in which the shares were purchased.

          (4) Effective June 1, 2005, the section of the Prospectus entitled "PURCHASE OF SHARES--CLASS A SHARES" is deleted in its entirety and replaced with the following:

                                   CLASS A SHARES

          Class A Shares of the Fund are sold at the offering price, which is net asset value plus an initial maximum sales charge of up to 4.75% (or 4.99% of the net amount invested), reduced on investments of $100,000 or more as follows:

                        CLASS A SHARES SALES CHARGE SCHEDULE*

                                                            AS % OF
                                          AS % OF         NET AMOUNT
    SIZE OF INVESTMENT                 OFFERING PRICE      INVESTED
    ------------------                 --------------   ---------------
    Less than $100,000...............       4.75%            4.99%
    $100,000 but less than
      $250,000.......................       3.75%            3.90%
    $250,000 but less than
      $500,000.......................       2.75%            2.83%
    $500,000 but less than
      $1,000,000.....................       2.00%            2.04%
    $1,000,000 or more...............         **               **

---------------

      * The actual sales charge that may be paid by an investor may differ slightly from the sales charge shown above due to rounding that occurs in the calculation of the offering price and in the number of shares purchased.

     ** No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the purchase. The contingent deferred sales charge is assessed on an amount equal to the lesser of the then current market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. Shareholders should retain any records necessary to substantiate the historical cost of their shares, as the Fund and authorized dealers may not retain this information.

          No sales charge is imposed on Class A Shares received from reinvestment of dividends or capital gain dividends.

          Under the Distribution Plan and the Service Plan, the Fund may spend up to a total of 0.25% per year of the Fund's average daily net assets with respect to Class A Shares of the Fund.

          (5) Effective June 1, 2005, the chart entitled "CLASS B SHARES SALES CHARGE SCHEDULE" in the section of the Prospectus entitled "PURCHASE OF SHARES--CLASS B SHARES" is deleted in its entirety and replaced with the following:

                        CLASS B SHARES SALES CHARGE SCHEDULE

                                                 CONTINGENT DEFERRED
                                                  SALES CHARGE AS A
                                                    PERCENTAGE OF
                                                    DOLLAR AMOUNT
    YEAR SINCE PURCHASE                           SUBJECT TO CHARGE
    -------------------                          -------------------
    First......................................         4.00%
    Second.....................................         4.00%
    Third......................................         3.00%
    Fourth.....................................         2.50%
    Fifth......................................         1.50%
    Sixth and After............................         0.00%

          Class B Shares purchased before June 1, 2005 are subject to the following sales charge schedule:

                      CLASS B SHARES SALES CHARGE SCHEDULE

                                                 CONTINGENT DEFERRED
                                                  SALES CHARGE AS A
                                                    PERCENTAGE OF
                                                    DOLLAR AMOUNT
    YEAR SINCE PURCHASE                           SUBJECT TO CHARGE
    -------------------                          -------------------
    First......................................         3.00%
    Second.....................................         2.50%
    Third......................................         2.00%
    Fourth.....................................         1.00%
    Fifth and After............................         0.00%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    CAI STK 4/05

                     SUPPLEMENT DATED APRIL 29, 2005 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED DECEMBER 30, 2004
                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                          VAN KAMPEN INTERMEDIATE TERM
                             MUNICIPAL INCOME FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005

     The Prospectus is hereby supplemented as follows:

          (1) Effective June 1, 2005, the section of the Prospectus entitled, "FEES AND EXPENSES OF THE FUND," footnote (1) is deleted in its entirety and replaced with the following:

               (1) Reduced for purchases of $100,000 and over. See "Purchase of Shares--Class A Shares."

          (2) Effective June 1, 2005, the section of the Prospectus entitled, "FEES AND EXPENSES OF THE FUND," footnote (3) is deleted in its entirety and replaced with the following:

               (3) The maximum deferred sales charge is 4.00% in the first and second year after purchase and declines thereafter as follows:
                    Year 1--4.00%
                    Year 2--4.00%
                    Year 3--3.00%
                    Year 4--2.50%
                    Year 5--1.50%
                    After--None
          See "Purchase of Shares--Class B Shares."

          (3) Effective June 1, 2005, the tables in the section of the Prospectus entitled "FEES AND EXPENSES OF THE FUND--EXAMPLE" are deleted in their entirety and replaced with the following:

                       ONE    THREE    FIVE     TEN
                       YEAR   YEARS   YEARS    YEARS
                       ----   -----   ------   ------
Class A Shares.......  $575   $788    $1,017   $1,676
Class B Shares.......  $581   $860    $1,114   $1,897*
Class C Shares.......  $281   $560    $  964   $2,095

          You would pay the following expenses if you did not redeem your shares:

                       ONE    THREE    FIVE     TEN
                       YEAR   YEARS   YEARS    YEARS
                       ----   -----   ------   ------
Class A Shares.......  $575   $788    $1,017   $1,676
Class B Shares.......  $181   $560    $  964   $1,897*
Class C Shares.......  $181   $560    $  964   $2,095

---------------

      * Based on conversion to Class A Shares eight years after the end of the calendar month in which the shares were purchased.

          (4) Effective June 1, 2005, the section of the Prospectus entitled "PURCHASE OF SHARES--CLASS A SHARES" is deleted in its entirety and replaced with the following:

                                   CLASS A SHARES

          Class A Shares of the Fund are sold at the offering price, which is net asset value plus an initial maximum sales charge of up to 4.75% (or 4.99% of the net amount invested), reduced on investments of $100,000 or more as follows:

                        CLASS A SHARES SALES CHARGE SCHEDULE*

                                                            AS % OF
                                          AS % OF         NET AMOUNT
    SIZE OF INVESTMENT                 OFFERING PRICE      INVESTED
    ------------------                 --------------   ---------------
    Less than $100,000...............       4.75%            4.99%
    $100,000 but less than
      $250,000.......................       3.75%            3.90%
    $250,000 but less than
      $500,000.......................       2.75%            2.83%
    $500,000 but less than
      $1,000,000.....................       2.00%            2.04%
    $1,000,000 or more...............         **               **

---------------

      * The actual sales charge that may be paid by an investor may differ slightly from the sales charge shown above due to rounding that occurs in the calculation of the offering price and in the number of shares purchased.

     ** No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the purchase. The contingent deferred sales charge is assessed on an amount equal to the lesser of the then current market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. Shareholders should retain any records necessary to substantiate the historical cost of their shares, as the Fund and authorized dealers may not retain this information.

          No sales charge is imposed on Class A Shares received from reinvestment of dividends or capital gain dividends.

          Under the Distribution Plan and the Service Plan, the Fund may spend up to a total of 0.25% per year of the Fund's average daily net assets with respect to Class A Shares of the Fund.

          (5) Effective June 1, 2005, the chart entitled "CLASS B SHARES SALES CHARGE SCHEDULE" in the section of the Prospectus entitled "PURCHASE OF SHARES--CLASS B SHARES" is deleted in its entirety and replaced with the following:

                        CLASS B SHARES SALES CHARGE SCHEDULE

                                                 CONTINGENT DEFERRED
                                                  SALES CHARGE AS A
                                                    PERCENTAGE OF
                                                    DOLLAR AMOUNT
    YEAR SINCE PURCHASE                           SUBJECT TO CHARGE
    -------------------                          -------------------
    First......................................         4.00%
    Second.....................................         4.00%
    Third......................................         3.00%
    Fourth.....................................         2.50%
    Fifth......................................         1.50%
    Sixth and After............................         0.00%

          Class B Shares purchased before June 1, 2005 are subject to the following sales charge schedule:

                      CLASS B SHARES SALES CHARGE SCHEDULE

                                                 CONTINGENT DEFERRED
                                                  SALES CHARGE AS A
                                                    PERCENTAGE OF
                                                    DOLLAR AMOUNT
    YEAR SINCE PURCHASE                           SUBJECT TO CHARGE
    -------------------                          -------------------
    First......................................         3.00%
    Second.....................................         2.50%
    Third......................................         2.00%
    Fourth.....................................         1.00%
    Fifth and After............................         0.00%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    INF STK 4/05

                        SUPPLEMENT DATED APRIL 29, 2005
                                     TO THE

                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 30, 2004

                           VAN KAMPEN TAX FREE TRUST,

                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 2, 2005
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

     The Statement of Additional Information is hereby supplemented as follows:

     (1) Effective June 1, 2005, the chart and the following footnote in the section of the Statement of Additional Information entitled "DISTRIBUTION AND SERVICE--CLASS A SHARES SALES CHARGE TABLE" are deleted in their entirety and replaced with the following:

CLASS A SHARES SALES CHARGE TABLE

                                                         TOTAL SALES CHARGE
                                                  --------------------------------
                                                                       AS % OF       REALLOWED TO DEALERS
                                                     AS % OF         NET AMOUNT           AS A % OF
SIZE OF INVESTMENT                                OFFERING PRICE      INVESTED          OFFERING PRICE
------------------                                --------------   ---------------   --------------------
Less than $100,000..............................       4.75%            4.99%                4.25%
$100,000 but less than $250,000.................       3.75%            3.90%                3.25%
$250,000 but less than $500,000.................       2.75%            2.83%                2.25%
$500,000 but less than $1,000,000...............       2.00%            2.04%                1.75%
$1,000,000 or more..............................          *                *                    *

---------------

* No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of purchase. The eighteen-month period (or one-year as applicable) ends on the first business day of the nineteenth month (or thirteenth month, as applicable) after the purchase date. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, and 0.25% on the excess over $5 million. Authorized dealers will be eligible to receive the ongoing service fee with respect to such shares commencing in the second year following purchase. Proceeds from the distribution and service fees paid by the Fund during the first twelve months are paid to the Distributor and are used by the Distributor to defray its distribution and service related expenses. With respect to shares purchased prior to December 1, 2004, a commission or transaction fee was paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiated and were responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the excess over $3 million.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   TFIN SAI 4/05